COMMITMENTS AND CONTINGENCIES	9 Months Ended	12 Months Ended
	Sep. 30, 2017	Dec. 31, 2016
Commitments and Contingencies Disclosure [Abstract]
Commitments and Contingencies Disclosure [Text Block]	NOTE 8. COMMITMENTS AND CONTINGENCIES Legal To the best of our knowledge and belief, no material legal proceedings of merit are currently pending or threatened.

NOTE 9.   COMMITMENTS AND CONTINGENCIES

Operating Leases

We entered into a three-year agreement effective April 21, 2014, for a 1,800 square foot warehouse supply and distribution facility, through April 30, 2017. We do not intend to renew this lease.

Lease expense was approximately $9,900 and $9,600, respectively, for the years ended December 31, 2016 and 2015.  The future obligations under the warehouse lease are approximately $3,400 for 2017.

DB Option Agreement

On November 4, 2015, we entered into an agreement (the “DB Option Agreement”) with Infinity Capital, a related party, which was amended on March 29, 2016 (the “Amended DB Option Agreement”) and on September 16, 2016 (the “Second Amended DB Option Agreement”).  Pursuant to the Amended DB Option Agreement, we have the right to purchase all of Infinity Capital’s interest in DB Arizona at Infinity Capital’s actual cost, plus $1.00, or $915,001. The interests for which the option has been granted are Infinity Capital’s 50% equity interest in the membership interests of DB Arizona, and any outstanding unpaid principal and interest owed on promissory note(s) issued by DB Arizona in favor of Infinity Capital for up to $915,000.  DB Arizona is involved in the production and distribution of Dixie Brands, Inc.’s full line of medical cannabis “Dixie Elixirs and Edibles” products in Arizona.  DB Arizona began sales in 2016.  We have no obligation to exercise the option, which expires September 30, 2018.

Legal

To the best of our knowledge and belief, no material legal proceedings of merit are currently pending or threatened.